UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CORDA Investment Management, LLC
Address:  8955 Katy Freeway, Suite 200
          Houston, TX 77024-1626

Form 13F File Number:  028-14985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Schloegel
Title:    Chief Compliance Officer
Phone:    713-439-0665

Signature, Place, and Date of Signing:

      /s/ John Schloegel               Houston, TX            November 13, 2012
      ------------------               -----------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           44
                                         -----------

Form 13F Information Table Value Total:  $   244,816
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                   COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                          TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
VODAFONE GROUP PLC ADR                  Common Stock 92857W209      10,889     383,410          Yes        No                   x
SANOFI ADR                              Common Stock 80105N105      10,667     242,608          Yes        No                   x
TOTAL S A SPONSORED ADR                 Common Stock 89151E109      10,627     210,903          Yes        No                   x
JOHNSON & JOHNSON                       Common Stock 478160104      10,551     152,619          Yes        No                   x
ABBOTT LABS                             Common Stock 002824100      10,286     148,898          Yes        No                   x
PEPSICO INC                             Common Stock 713448108      10,035     142,039          Yes        No                   x
INTEL CORP                              Common Stock 458140100       9,843     432,561          Yes        No                   x
ROYAL DUTCH SHELL PLC ADS CLASS B       Common Stock 780259107       9,371     131,248          Yes        No                   x
MACK-CALI REALTY CORP                   Common Stock 554489104       9,103     352,676          Yes        No                   x
TELEFONICA DE ESPANA SA SPONSRD ADR     Common Stock 879382208       9,007     677,729          Yes        No                   x
NYSE EURONEXT                           Common Stock 629491101       8,943     362,067          Yes        No                   x
ENERPLUS CORP                           Common Stock 292766102       8,486     502,139          Yes        No                   x
PENN WEST PETE LTD                      Common Stock 707887105       8,058     570,674          Yes        No                   x
EXXON MOBIL CORPORATION                 Common Stock 30231G102       7,479      81,469          Yes        No                   x
SIEMENS A.G. ADR                        Common Stock 826197501       6,997      69,369          Yes        No                   x
HEALTH CARE REIT INC                    Common Stock 42217K106       6,977     121,320          Yes        No                   x
PFIZER INC                              Common Stock 717081103       6,893     275,331          Yes        No                   x
PIONEER SOUTHWEST ENERGY                Common Stock 72388B106       6,064     237,062          Yes        No                   x
VERIZON COMMUNICATIONS                  Common Stock 92343V104       5,814     126,916          Yes        No                   x
WAL-MART STORES                         Common Stock 931142103       5,795      78,253          Yes        No                   x
NOVARTIS AG ADR                         Common Stock 66987V109       5,677      91,907          Yes        No                   x
PROCTER GAMBLE CO                       Common Stock 742718109       5,632      81,096          Yes        No                   x
KRAFT FOODS INC CL A                    Common Stock 50075N104       5,353     125,882          Yes        No                   x
UNILEVER PLC ADR                        Common Stock 904767704       5,193     141,570          Yes        No                   x
GLAXO SMITHKLINE PLC ADR                Common Stock 37733W105       4,999     107,727          Yes        No                   x
MERCK & CO INC.                         Common Stock 58933Y105       4,957     109,625          Yes        No                   x
POTASH CORP                             Common Stock 73755L107       4,808     110,040          Yes        No                   x
VALLEY NATL BANCORP                     Common Stock 919794107       4,337     436,708          Yes        No                   x
LEUCADIA NATL CORP                      Common Stock 527288104       3,783     165,282          Yes        No                   x
MCDONALDS CORP                          Common Stock 580135101       3,751      40,778          Yes        No                   x
PHILIP MORRIS INTL                      Common Stock 718172109       3,374      37,200          Yes        No                   x
ENTERPRISE PRODUCTS PARTNERS LP         Common Stock 293792107       2,500      46,316          Yes        No                   x
CONOCOPHILLIPS CORP                     Common Stock 20825C104       2,321      40,421          Yes        No                   x
CHEVRON CORP                            Common Stock 166764100       2,167      18,482          Yes        No                   x
VANGUARD SHORT TERM CORP BOND ETF       ETF          92206C409       1,872      23,271          Yes        No                   x
GRAN TIERRA ENERGY INC                  Common Stock 38500T101       1,694     325,220          Yes        No                   x
AGL RESOURCES INC                       Common Stock 001204106       1,693      41,665          Yes        No                   x
XCEL ENERGY INC                         Common Stock 98389B100       1,531      55,738          Yes        No                   x
LINN ENERGY LLC UNITS                   Common Stock 536020100       1,488      35,931          Yes        No                   x
WINDSTREAM CORPORATION                  Common Stock 97381W104       1,352     135,646          Yes        No                   x
APPLE INC                               Common Stock 37833100        1,170       1,774          Yes        No                   x
WISDOMTREE INTL DIVIDENDS EX FIN        ETF          97717W786       1,168      29,010          Yes        No                   x
AT&T INC                                Common Stock 00206R102       1,092      28,919          Yes        No                   x
WISDOMTREE EMERGING MARKETS EQTY        ETF          97717W315       1,021      18,845          Yes        No                   x